ACCOUNTS RECEIVABLE	12 Months Ended
Aug. 31, 2019
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE [Text Block]

5. ACCOUNTS RECEIVABLE

The Company’s accounts receivable included the following balances as of August 31, 2019 and August 31, 2018:

	AUGUST 31, 2019	AUGUST 31, 2018
Trade receivables	$11,900	$817
Harmonized sales taxes receivable	4,741	2,526
Accrued investment income	-	241
Government programs	168	80
Other accounts receivable	-	96
Less: Provision for doubtful accounts	(268)	(24)
	$16,541	$3,736

Included in other accounts receivable is a $nil (August 31, 2018 - $75) promissory note bearing interest at 3% and redeemable on demand.